COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalty commitments to the Innovation Authority (formerly the Office of the Chief Scientist) of the Israeli Ministry of Economy, or Innovation Authority:

Under the research and development agreements between the Company and the Innovation Authority and the Company's Israeli subsidiary and the Innovation Authority and pursuant to applicable laws, the Company and its Israeli subsidiary are required to pay royalties at the rate of 3.5% of revenues derived from sales of products developed with funds provided by the Innovation Authority and ancillary services, up to an amount equal to 100% of the Innovation Authority research and development grants received, linked to the U.S. dollars plus interest on the unpaid amount received based on the 12-month LIBOR rate applicable to U.S. dollar deposits. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales no payment is required. During 2014 and 2015, the Company's Israeli subsidiary received grants amounted to $ 118 and $ 134, respectively, from the Innovation Authority. Following the cancelation of the 2015 project, the Company's Israeli subsidiary returned the $ 134 advance grant received in 2015. The Company did not receive any grants from the Innovation Authority in 2016, 2017 and 2018.

Royalties paid to the Innovation Authority amounted to $ 6, $ 33 and $ 17 for the years ended December 31, 2018, 2017 and 2016, respectively, which were recorded in cost of revenues. As of December 31, 2018, the Company and its Israeli subsidiary had remaining contingent obligations to pay royalties in the amount of approximately $ 1,725.

b.	Royalty commitments to a third party:

During 2002, the Company entered into a development agreement for planning, developing and manufacturing a security system with a third party. Under the agreement, the Company agreed to pay the third party royalty fees based on a defined formula. As of December 31, 2018, royalty commitments under the agreement amounted to $ 55.

c.	Lease commitments:

The Company rents certain of its facilities and some of its motor vehicles under various operating lease agreements, which expire on various dates, the latest of which is in 2028.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2019	$1,119
2020	720
2021	599
2022	517
2023	465
2024 and there after	1,473

$4,893

Total rent expenses for the years ended December 31, 2018, 2017 and 2016 were approximately $ 1,228, $ 1,055 $ 1,121, respectively.

d.	Guarantees:

As of December 31, 2018 and 2017, the Company had credit lines of approximately $ 16,468 and $ 17,442, out of which $ 9,345 and $ 6,364 were utilized for bank performance guarantees, advance payment guarantees and bid bond guarantees from several banks, mainly in Israel and Canada.

e.
The Company's Canadian subsidiary has undertaken to maintain a general covenant and the following financial ratio and term in respect of its outstanding credit lines: a ratio of total liabilities to tangible net worth of not greater than 0.75:1. As of December 31, 2018, the Canadian subsidiary was in a default of its covenant. After the balance sheet date, the bank acknowledged the default and agreed to the Company's plan to remedy such default until May 31, 2019. Such default has no impact on the Company's financial statements as of December 31, 2018.

f.	Restricted deposits:

As of December 31, 2018 the Company's restricted deposits relate mainly to a project for the protection of critical energy infrastructure in the Americas and to several other projects, in order to guarantee the Company's performance under those projects. In connection with a project for the protection of critical energy infrastructure in the Americas, the Company was required to maintain restricted deposits in order to guarantee the Company's performance under that project of $2,941. The deposits for the project bear an average annual interest at rate of approximately 7% and will be released to the Company after meeting predetermined milestones.

g.	Legal proceedings:

The Company is subject to legal proceedings arising in the normal course of business. Based on the advice of legal counsel, management believes that these proceedings will not have a material adverse effect on the Company's financial position or results of operations.